Employee Benefit Plans (Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (3,575)		$ (3,396)
Accumulated benefit obligation	13,778		12,285
Decrease in other comprehensive income	(17)		(36)		29
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	1,491		1,337
Actual return on plan assets	191		95
Company contributions	149		137
Plan participant contribution	55		52
Benefits and expenses paid	(128)		(130)
Fair value of plan assets at December 31	1,758		1,491		1,337
Projected benefit obligation at January 1	1,885		1,755
Service cost for benefits earned	49		42
Interest cost	83		91		88
Actuarial loss	(23)		63
Plan amendments	5		0
Benefits and expenses paid	(119)		(130)
Federal subsidy on benefits paid	5		12
Projected benefit obligation at December 31	1,940		1,885		1,755
Noncurrent liability	(181)		(394)
Accrued benefit cost	(181)		(394)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	10,993		10,250
Actual return on plan assets	1,488		1,016
Company contributions	282		230
Benefits and expenses paid	(622)		(503)
Fair value of plan assets at December 31	12,141		10,993		10,250
Projected benefit obligation at January 1	14,000	[1]	12,071
Service cost for benefits earned	396		320
Interest cost	658		660		645
Actuarial loss	1,099		1,450
Plan amendments	9		0
Transitional costs	1		2
Benefits and expenses paid	(622)		(503)
Projected benefit obligation at December 31	15,541	[1]	14,000	[1]	12,071
Current liability	(6)		(5)
Noncurrent liability	(3,394)		(3,002)
Accrued benefit cost	(3,400)		(3,007)
Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan participant contribution	$ 55		$ 52

[1]	PG&E Corporation's accumulated benefit obligation was $13,778 million and $12,285 million at December 31, 2012 and 2011, respectively.